INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary of Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Carrying amount of interest in joint ventures	$ 69.0	$ 52.6	$ 56.6
Sadiola
Disclosure of joint ventures [line items]
Ownership interest in joint venture	41.00%	41.00%
Share of net assets (liabilities) of joint ventures	$ 61.3	$ 46.9
Loss applied to loans receivable	0.0	0.0
Loss recognized in provision	0.0	0.0
Other	0.0	0.0
Carrying amount of interest in joint ventures	$ 61.3	$ 46.9	49.2
Yatela
Disclosure of joint ventures [line items]
Ownership interest in joint venture	40.00%	40.00%
Share of net assets (liabilities) of joint ventures	$ (31.1)	$ (30.8)
Loss applied to loans receivable	16.0	16.0
Loss recognized in provision	15.1	15.0
Other	0.0	(0.2)
Carrying amount of interest in joint ventures	$ 0.0	$ 0.0	$ 0.0